Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Net income (loss) attributable to shareholders, used in calculating basic EPS	€ (7,898)	€ (32,604)	€ 6,350
Net income (loss) attributable to shareholders, used in calculating diluted EPS	€ (7,898)	€ (32,604)	€ 6,350
Weighted average ordinary shares outstanding (basic)	86.3	77.4	70.2
Weighted average ordinary shares outstanding (diluted)	86.3	77.4	70.2
Basic earnings per share	€ (0.09)	€ (0.42)	€ 0.09
Diluted earnings per share	€ (0.09)	€ (0.42)	€ 0.09
Antidilutive Securities Excluded From Computation Of Diluted Earnings Per Share Amount	6.6	6.7	0.0
Long-Term Incentive Plan (Restricted Share Units)
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Diluted Earnings Per Share Amount	0.2	0.2	0.0
Alignment Award (Options) - Exercised
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Diluted Earnings Per Share Amount	6.4	6.5	0.0